Income Taxes (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Components of income/(loss) from continuing operations before income taxes
United States	$ (79,854,000)	$ (63,566,000)
Total	(79,854,000)	(63,566,000)
Current deferred tax assets
Charitable contributions	3,000
Accrued bonuses	170,000
Accrued severance	138,000
Accrued expenses	4,000	10,000
Total current deferred tax assets	315,000	10,000
Non-current deferred tax assets
Investment in AWP		1,085,000
Operating loss carry forward	20,493,000	3,321,000
Start-up costs	100,000	107,000
Stock compensation	7,247,000	3,505,000
Warrant expense	2,161,000
Mineral properties	52,625,000
Exploration	5,892,000
Total non-current deferred tax assets	88,518,000	8,018,000
Valuation allowances	(88,505,000)	(7,956,000)
Total deferred tax assets	328,000	72,000
Current deferred tax liabilities
Prepaid expenses	(226,000)	(60,000)
Total current deferred tax liabilities	(226,000)	(60,000)
Non-current deferred tax liabilities
Fixed assets	(102,000)	(12,000)
Total non-current deferred tax liabilities	(102,000)	(12,000)
Total deferred tax liability	(328,000)	(72,000)
Net deferred income tax assets (liabilities)	0
Federal
Income Taxes
Net operating loss carryforwards	$ 56,500,000